Annual Operating Expenses {- Fidelity International Real Estate Fund} - 07.31 Fidelity International Real Estate Fund AMCIZ PRO-14 - Fidelity International Real Estate Fund	Sep. 29, 2021
Fidelity Advisor International Real Estate Fund: Class A
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.30%
Total annual operating expenses	1.23%
Fidelity Advisor International Real Estate Fund: Class M
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.37%
Total annual operating expenses	1.55%
Fidelity Advisor International Real Estate Fund: Class C
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.37%
Total annual operating expenses	2.05%
Fidelity Advisor International Real Estate Fund: Class I
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	0.90%
Fidelity Advisor International Real Estate Fund: Class Z
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual operating expenses	0.81%